Note 12 - Subsequent Events (Details Textual) - Subsequent Event [Member]	Apr. 17, 2020 USD ($)
Proceeds From Paycheck Protection Program Under CARES Act	$ 170,200
Paycheck Protection Program Loan [Member]
Debt Instrument, Periodic Payment, Total	$ 9,578.16